Revenue Payor Mix (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Medicare and Medicaid
Health Care Organization, Receivable and Revenue Disclosures [Line Items]
Revenues by payer type sales revenue percentage	27.00%	16.00%
Commercial health insurance payors
Health Care Organization, Receivable and Revenue Disclosures [Line Items]
Revenues by payer type sales revenue percentage	54.00%	46.00%
Patient self-pay
Health Care Organization, Receivable and Revenue Disclosures [Line Items]
Revenues by payer type sales revenue percentage	5.00%	4.00%
Management fees from affiliates
Health Care Organization, Receivable and Revenue Disclosures [Line Items]
Revenues by payer type sales revenue percentage	7.00%	15.00%
Equity in earnings of investments in affiliates
Health Care Organization, Receivable and Revenue Disclosures [Line Items]
Revenues by payer type sales revenue percentage	6.00%	13.00%
Other
Health Care Organization, Receivable and Revenue Disclosures [Line Items]
Revenues by payer type sales revenue percentage	5.00%	2.00%
Provision for doubtful accounts
Health Care Organization, Receivable and Revenue Disclosures [Line Items]
Revenues by payer type sales revenue percentage	(4.00%)	(2.00%)